                          SUPPLEMENT TO PROSPECTUS FOR
                         MANUFACTURERS INVESTMENT TRUST
                                DATED MAY 1, 2004

                           SMALL-MID CAP GROWTH TRUST
                               SMALL-MID CAP TRUST
                               SELECT GROWTH TRUST
                                CORE VALUE TRUST
                           GLOBAL EQUITY SELECT TRUST

Small-Mid Cap Growth Trust, Small-Mid Cap Trust, Select Growth Trust, Core Value Trust and Global Equity Select Trust are currently subject to the following expense reimbursement:

     Advisory fees are reduced or the Adviser reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) applicable to a portfolio exceeds the annual rate specified below of the average annual net assets of the portfolio:

     - 0.10% in the case of the Small-Mid Cap Growth Trust, Small-Mid Cap Trust, Select Growth Trust, Core Value Trust;

     - 0.15% in the case of the Global Equity Select Trust

On May 18, 2004, the Adviser gave notice to the Trust that effective July 1, 2004 this expense reimbursement will be terminated.

The annual expenses of each portfolio reflecting the elimination of the expense reimbursement are as follows:

(as a percentage of portfolio average net assets for the fiscal year ended December 31, 2003)*

----------------------------------------------------------------------------------------
                  MANAGEMENT                                         TOTAL TRUST ANNUAL
TRUST PORTFOLIO     FEES         12b-1 FEES        OTHER EXPENSES        EXPENSES
----------------------------------------------------------------------------------------
                                                     SERIES I &
                              SERIES I  SERIES II    SERIES II     SERIES I   SERIES II
----------------------------------------------------------------------------------------
Small-Mid Cap       0.80%      0.15%      0.35%        1.27%         2.22%      2.42%
Growth Trust
----------------------------------------------------------------------------------------
Small-Mid Cap
Trust               0.95%      0.15%      0.35%        2.86%         3.96%      4.16%
----------------------------------------------------------------------------------------
Select Growth
Trust               0.80%      0.15%      0.35%        1.00%         1.95%      2.15%
----------------------------------------------------------------------------------------
Core Value Trust    0.80%      0.15%      0.35%        0.85%         1.80%      2.00%
----------------------------------------------------------------------------------------
Global Equity
Select Trust        0.90%      0.15%      0.35%        0.98%         2.03%      2.23%
----------------------------------------------------------------------------------------

*Portfolio net assets as of December 31, 2003 have been adjusted to reflect the subsequent redemption by the Lifestyle Trusts of their shares of the Small-Mid Cap Trust.

                   THE DATE OF THIS SUPPLEMENT IS MAY 18, 2004